As filed with the Securities and Exchange Commission on March 21, 2011

1933 Act Registration No. 333-14725

1940 Act Registration No. 811-07873

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 31	☒

(Check appropriate box or boxes)

Nuveen Municipal Trust

(Exact name of Registrant as Specified in Charter)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy Vice President 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	With a copy to: Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☒	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

Nuveen Inflation Protected Municipal Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 28 to Registration Statement No. 333-14725 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 21st day of March, 2011.

NUVEEN MUNICIPAL TRUST

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			March 21, 2011

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (principal executive officer)

ROBERT P. BREMNER	Chairman of the Board and Trustee	ý ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact March 21, 2011
JOHN P. AMBOIAN	Trustee
JACK B. EVANS	Trustee
WILLIAM C. HUNTER	Trustee
DAVID J. KUNDERT	Trustee
WILLIAM J. SCHNEIDER	Trustee
JUDITH M. STOCKDALE	Trustee
CAROLE E. STONE	Trustee
VIRGINIA L. STRINGER	Trustee
TERENCE J. TOTH	Trustee

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Kevin J. McCarthy to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and filed with the Securities and Exchange Commission as Exhibit z to Post Effective Amendment No. 20 to the Nuveen Investment Trust III Registration Statement on Form N-1A (File No. 333-65269) and incorporated herein by reference thereto.

EXHIBIT INDEX

Exhibit Number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase